Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Entity Central Index Key	0000720064
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2022
Document Effective Date	Nov. 01, 2022
Prospectus Date	Sep. 30, 2022
BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. | Class Z
Prospectus:
Trading Symbol	DRCAX
BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. | Class C
Prospectus:
Trading Symbol	DCACX
BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. | Class A
Prospectus:
Trading Symbol	DCAAX
BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. | Class I
Prospectus:
Trading Symbol	DCMIX
BNY MELLON CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. | Class Y
Prospectus:
Trading Symbol	DCAYX